Reclassification of Comparative Figures - Schedule of Reclassifications Effect (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Revision [Line Items]
Compensation and benefits	CAD 1,352	CAD 1,385	CAD 1,474
Material	193	160	166
Purchased services and other	CAD 985	998	1,044
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Compensation and benefits		1,418	1,506
Material		249	238
Purchased services and other		876	940
Increase (Decrease) [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Compensation and benefits		(33)	(32)
Material		(89)	(72)
Purchased services and other		CAD 122	CAD 104